Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Goodwill [Abstract]
Balance beginning		$ 640,918	$ 617,272
Acquisition of subsidiaries	[1]	54,460	43,394
Classifications		2,977	(18)
Foreign currency translation adjustments		25,838	(19,963)
Balance ending		$ 724,193	$ 640,918

[1]	Immaterial adjustment to comparative data